INCOME TAXES (Details) - The income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current
Deferred	$ (1,463,191)	$ (2,246,450)
State and local:
Current
Deferred
Current Income Tax Expense (Benefit), Total	$ (1,463,191)	$ (2,246,450)
Change in valuation allowance	$ 1,463,191	$ 2,246,450
Income tax provision (benefit)